PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS - Summary of Prepayments, Other Receivables and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Lease receivables	$ 285	$ 395
Prepayments	1,208	1,092
Prepayments, Other Receivable and Other Assets
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Other Collaboration Receivables	54,078	40,376
Interest receivable	47	1,517
Other receivables	790	948
Lease receivables	1,388	188
VAT recoverable	717	1,396
Prepayments	12,231	17,330
Total	$ 69,251	$ 61,755